ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

1847 Holdings LLC (“1847,” “we,” “our” and “our company”) was formed under the laws of the State of Delaware on January 22, 2013. We are in the business of acquiring small to medium size businesses in a variety of different industries.

To date, we have consummated three acquisitions. In September 2013, our wholly-owned subsidiary 1847 Management Services Inc. (“1847 Management”) acquired a 50% interest in each of two consulting firms previously controlled by our Chief Executive Officer, PPI Management Group, LLC and Christals Management, LLC.

On March 3, 2017, our wholly-owned subsidiary 1847 Neese Inc. (“1847 Neese”) entered into a stock purchase agreement with Neese, Inc. (“Neese”), and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese for an aggregate purchase price of: (i) $2,225,000 in cash (subject to certain adjustments); (ii) 450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock; (iii) the issuance of a vesting promissory note in the principal amount of $1,875,000; and (iv) the issuance of a short-term promissory note in the principal amount of $1,025,000. The cash portion of the purchase price would have been adjusted upward if Neese’s final certified balance sheet, as of a date on or about the closing date, did not reflect a cash balance of at least $200,000. The cash balance on the closing date of March 3, 2017 amounted to approximately $338,000.

The consolidated financial statements include the accounts of our company and its wholly-owned subsidiaries, 1847 Management and 1847 Neese. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

The accompanying unaudited interim consolidated financial statements as of June 30, 2017, and for the three and six months ended June 30, 2017 and 2016 have been prepared in accordance with accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation. They should be read in conjunction with the Company’s annual report on Form 10-K for the year ended December 31, 2016. In the opinion of management, the financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to fairly present the financial position as of June 30, 2017 and the results of operations for the three and six months ended June 30, 2017 and 2016 and cash flows for the six months ended June 30, 2017 and 2016. The results of operations for the three and six months ended June 30, 2017 are not necessarily indicative of the results to be expected for the full year.

1847 Holdings LLC was formed under the laws of the State of Delaware on January 22, 2013. We are in the business of acquiring small to medium size businesses in a variety of different industries. To date, we have consummated one acquisition. Our wholly-owned subsidiary acquired a 50% interest in each two consulting firms previously controlled by our Chief Executive Officer.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, 1847 Management Services, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.